Offerings	Mar. 17, 2026 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, $0.00001 par value per share, reserved for issuance pursuant to the Registrant's 2022 Equity Incentive Plan
Amount Registered | shares	1,096,526
Proposed Maximum Offering Price per Unit	4.89
Maximum Aggregate Offering Price	$ 5,362,012.14
Fee Rate	0.01381%
Amount of Registration Fee	$ 740.49
Offering Note
(1)
Pursuant to Rule 416(a) promulgated under the Securities Act of 1933, as amended (the “Securities Act”), this Registration Statement shall also cover any additional shares of Common Stock (“Common Stock”) of AN2 Therapeutics, Inc. (the “Registrant”) that become issuable under the Registrant’s 2022 Equity Incentive Plan (the “2022 Plan”) and the Registrant’s 2022 Employee Stock Purchase Plan (the “2022 ESPP”) by reason of any stock dividend, stock split, recapitalizations, or other similar transaction effected without receipt of consideration that results in an increase to the number of outstanding shares of the Registrant’s Common Stock, as applicable.
(2)
Represents the additional shares of Common Stock that were reserved for future issuance under the 2022 Plan on January 1, 2026, pursuant to an evergreen provision contained in the 2022 Plan. Pursuant to such provision, the number of shares reserved for issuance under the 2022 Plan will automatically increase on January 1 of each year for a period of 10 years, beginning on January 1, 2023 and ending on (and including) January 1, 2032, in an amount equal to four percent (4%) of the total number of shares of the Registrant’s Common Stock outstanding on December 31 of the preceding calendar year; provided, however, that the Company’s board of directors may act prior to January 1st of a given year to provide that the increase for such year will be a lesser number of shares of Common Stock.
(4)
Estimated in accordance with Rules 457(c) and 457(h) of the Securities Act solely for the purpose of calculating the registration fee. The offering price per share and the aggregate offering price are based upon $4.89, which is the average of the high and low selling prices per share of the Registrant’s Common Stock on March 10, 2026 as reported on the Nasdaq Global Select Market.

Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, $0.00001 par value per share, reserved for future issuance pursuant to the Registrant's 2022 Employee Stock Purchase Plan
Amount Registered | shares	274,131
Proposed Maximum Offering Price per Unit	4.16
Maximum Aggregate Offering Price	$ 1,140,384.96
Fee Rate	0.01381%
Amount of Registration Fee	$ 157.49
Offering Note
(1)
Pursuant to Rule 416(a) promulgated under the Securities Act of 1933, as amended (the “Securities Act”), this Registration Statement shall also cover any additional shares of Common Stock (“Common Stock”) of AN2 Therapeutics, Inc. (the “Registrant”) that become issuable under the Registrant’s 2022 Equity Incentive Plan (the “2022 Plan”) and the Registrant’s 2022 Employee Stock Purchase Plan (the “2022 ESPP”) by reason of any stock dividend, stock split, recapitalizations, or other similar transaction effected without receipt of consideration that results in an increase to the number of outstanding shares of the Registrant’s Common Stock, as applicable.
(3)
Represents the additional shares of Common Stock that were reserved for future issuance under the 2022 ESPP on January 1, 2026, pursuant to an evergreen provision contained in the 2022 ESPP. Pursuant to such provision, the number of shares reserved for issuance under the 2022 ESPP will automatically increase on January 1 of each year for a period of 10 years, beginning on January 1, 2023 and continuing through (and including) January 1, 2032, by the lesser of (i) one percent (1%) of the total number of shares of the Registrant’s Common Stock outstanding on December 31st of the preceding calendar year, and (ii) 561,000 shares of Common Stock. Notwithstanding the foregoing, the Company’s board of directors may act prior to January 1st of a given year to provide that there will be no January 1st increase in the share reserve for such calendar year or that the increase in the share reserve for such calendar year will be a lesser number of shares of Common Stock than would otherwise occur pursuant to the preceding sentence.
(5)
Estimated in accordance with Rules 457(c) and 457(h) of the Securities Act solely for the purpose of calculating the registration fee. The offering price per share and the aggregate offering price are based upon $4.16 which is the average of the high and low selling prices per share of the Registrant’s Common Stock on March 10, 2026 as reported on the Nasdaq Global Select Market multiplied by 85%, which is the percentage of the price per share applicable to purchases under the 2022 ESPP.